Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022
Series AA Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,050,000	1,050,000	1,050,000
Preferred stock, shares issued	1,050,000	1,050,000	1,050,000
Preferred stock, shares outstanding	1,050,000	1,050,000	1,050,000
Series DD Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	9,870	9,870	9,422
Preferred stock, shares outstanding	9,870	9,870	9,422
Common Stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	6,500,000,000	6,500,000,000	6,500,000,000
Common stock, shares issued	12,493,938	12,493,938	12,443,938
Common stock, shares outstanding	12,493,938	12,493,938	12,443,938

[1]	Derived from audited information